Note 5 - Prepaid Expenses - Detail of Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares issued for prepaid services	$ 603	$ 0
Prepaid expenses	746	28
Total (current)	1,349	28	$ 6
Shares issued for prepaid services	1,465	0
Total (non-current)	$ 1,465	$ 0